Balance Sheet Components - Summary of Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Employee related expenses	$ 1,279	$ 49
Development costs	2,788	57
Professional services	574	190
Other accrued expenses	46	31
Total accrued expenses	$ 4,687	$ 327